Variable Interest Entities (Information about Consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2022	Mar. 31, 2022
Variable Interest Entity [Line Items]
Total assets		¥ 14,553,890	¥ 14,270,672
Total Liabilities		11,194,692	10,899,271
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		573,584	675,948
Total Liabilities		382,902	472,454
Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	886,799	897,964
Total Liabilities	[1]	401,269	483,558
Assets which are pledged as collateral	[2]	573,584	675,948
Commitments	[3]	103,083	87,983
Liquidating customer assets | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	0	0
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition of real estate and real estate development projects for customers | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	2,031	1,988
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	55,989	60,762
Total Liabilities	[1]	13,056	12,576
Assets which are pledged as collateral	[2]	16,260	16,241
Commitments	[3]	0	0
Corporate rehabilitation support business | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	679	214
Total Liabilities	[1]	6	5
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Investment in securities | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	165,132	132,805
Total Liabilities	[1]	401	302
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	65,005	45,241
Securitizing financial assets such as finance lease receivable and loan receivable | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	225,709	223,807
Total Liabilities	[1]	157,468	160,434
Assets which are pledged as collateral	[2]	225,709	223,807
Commitments	[3]	0	0
Securitization of loan receivable originated by third parties | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	553	542
Total Liabilities	[1]	1,103	1,093
Assets which are pledged as collateral	[2]	553	542
Commitments	[3]	0	0
Power generation projects | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	269,682	278,660
Total Liabilities	[1]	165,137	219,476
Assets which are pledged as collateral	[2]	193,428	260,551
Commitments	[3]	38,078	42,742
Other VIEs | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	167,024	199,186
Total Liabilities	[1]	64,098	89,672
Assets which are pledged as collateral	[2]	137,634	174,807
Commitments	[3]	¥ 0	¥ 0

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.